Expense Example, No Redemption {- Franklin LifeSmart™ 2060 Retirement Target Fund} - Franklin Templeton Fund Allocator Series RTF-26 - Franklin LifeSmart™ 2060 Retirement Target Fund - Class C	Jan. 29, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 148
3 Years	$ 641